Property, plant, and equipment, net	12 Months Ended
Sep. 30, 2021
Property, plant, and equipment, net
Property, plant, and equipment, net

Note 7 – Property, plant, and equipment, net

Property, plant, and equipment, stated at cost less accumulated depreciation, consisted of the following:

	September 30,	September 30,
	2021	2020

Property and buildings	$7,828,294	$7,427,906
Machinery and equipment	7,793,640	7,131,358
Office equipment	119,107	113,096
Vehicles	132,173	117,048
Subtotal	15,873,214	14,789,408
Construction in progress	5,253,930	5,238,614
Less: accumulated depreciation	(6,841,587)	(5,733,319)
Property, plant, and equipment, net	$14,285,557	$14,294,703

Depreciation expense was $1,050,924, $916,386, and $942,615 for the fiscal years ended September 30, 2021, 2020, and 2019, respectively.